Sales - Trade receivables - Aging (Details) - EUR (€) € in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Net trade receivables, depreciated according to their age	€ 1,440	€ 1,191	€ 1,204
Later than one month and not later than six months [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Net trade receivables, depreciated according to their age	826	672	714
Later than six months and not later than one year [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Net trade receivables, depreciated according to their age	236	142	164
Later than one year [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Net trade receivables, depreciated according to their age	€ 378	€ 377	€ 326